Leases - Summary of Information Related To Operating Leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure Of Supplemental Information Related To Operating Leases [Line Items]
Operating lease ROU assets	¥ 4,282	$ 656		¥ 0
Operating lease liabilities-non-current	(587)	(90)	¥ (3,400)	0
Operating lease liabilities-current	(3,709)	$ (568)	(8,300)	¥ 0
Total operating lease liabilities	¥ (4,296)		¥ (11,700)
Weighted average remaining lease term	1 year 3 months 18 days	1 year 3 months 18 days
Weighted average discount rate	7.00%	7.00%